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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042             PremierSOLUTIONS (Standard -- Series A)

                SUPPLEMENT DATED MAY 6, 2009 TO YOUR PROSPECTUS


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                SUPPLEMENT DATED MAY 6, 2009 TO YOUR PROSPECTUS

FUND CLOSURES & MERGERS

MFS STRATEGIC VALUE FUND & MFS NEW ENDEAVOR FUND --

The Board of Directors of the MFS Funds recently approved and recommended the closure and merger of the following funds:

                   TARGET FUND                                         MERGING INTO
------------------------------------------------------------------------------------------------------
MFS Strategic Value Fund                            MFS Value Fund
MFS New Endeavor Fund                               MFS Core Equity Fund

Effective after the close of the New York Stock Exchange on July 17, 2009, the MFS Strategic Value and MFS New Endeavor Funds will be closed to contributions and incoming transfers.

If approved by shareholders, the mergers will take place after the close of the New York Stock Exchange on July 24, 2009.

As a result, if any of your Participant Account value is allocated to the Target Funds, that amount will be merged into the corresponding investment option described above after the close of the New York Stock Exchange on July 24, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Target Funds that allocation will be directed to the corresponding investment option described above after the close of trading on the New York Stock Exchange on July 24, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Target Funds, your program enrollment will be terminated as of the close of the New York Stock exchange on July 17, 2009.

In addition, after the close of trading on the New York Stock exchange on July 24, 2009, future Contributions with allocations to the Target Funds will be directed to the corresponding investment option described above. Upon completion of the merger, the MFS Strategic Value and MFS New Endeavor Fund Sub-Accounts will no longer be available and all references to the Sub-Accounts will be deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE